16. Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

Cash and cash equivalents at December 31 is comprised of the following:

	2017	2016	2015
Cash at bank	$57,869	$54,920	$134,451
Cash on hand	274	473	123
Total cash and cash equivalent	$58,143	$55,393	$134,574